OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525


                      	Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Schedule of Investments.
        Pioneer Mid Cap Growth Fund
        Schedule of Investments  12/31/05
Shares                                                    Value
        COMMON STOCKS - 99.0 %
        Energy - 1.0 %
        Oil & Gas Drilling - 1.0 %
142,500 Smith International, Inc.                     $5,288,175
        Total Energy                                  $5,288,175
        Capital Goods - 9.5 %
        Aerospace & Defense - 1.7 %
121,200 L-3 Communications Holdings, Inc.             $9,011,220
        Building Products - 3.0 %
413,400 American Standard Companies, Inc.             $16,515,330
        Construction & Farm Machinery &
        Heavy Trucks - 2.0 %
159,800 Deere & Co.                                   $10,883,978
        Industrial Machinery - 2.8 %
126,900 Dover Corp.                                   $5,138,181
100,600 ITT Industries, Inc.                           10,343,692
                                                      $15,481,873
        Total Capital Goods                           $51,892,401
        Commercial Services & Supplies - 1.8 %
        Diversified Commercial Services - 1.8 %
143,300 The Dun & Bradstreet Corp. *                  $9,595,368
        Total Commercial Services & Supplies          $9,595,368
        Consumer Durables & Apparel - 10.0 %
        Apparel, Accessories & Luxury Goods - 4.3 %
117,800 Columbia Sportswear Co. (b)                   $5,622,594
357,500 Fossil, Inc.                                   7,689,825
273,300 Liz Claiborne, Inc.                            9,789,606
                                                      $23,102,025
        Footwear - 4.2 %
189,300 Reebok International Ltd.                     $11,022,939
369,900 The Timberland Co.                             12,040,245
                                                      $23,063,184
        Housewares & Specialties - 1.5 %
105,900 Fortune Brands, Inc.                          $8,262,318
        Total Consumer Durables & Apparel             $54,427,527
        Consumer Services - 5.1 %
        Education Services - 2.3 %
211,200 Career Education Corp. *                      $7,121,664
458,300 Corinthian Colleges, Inc.                      5,398,774
                                                      $12,520,438
        Restaurants - 1.6 %
187,900 Rare Hospitality International, Inc. *        $5,710,281
110,100 Ruby Tuesday, Inc.                             2,850,489
                                                      $8,560,770
        Specialized Consumer Services - 1.2 %
264,000 H&R Block, Inc.                               $6,481,200
        Total Consumer Services                       $27,562,408
        Media - 1.2 %
        Advertising - 1.2 %
80,100  Omnicom Group                                 $6,818,913
        Total Media                                   $6,818,913
        Retailing - 9.5 %
        Apparel Retail - 7.0 %
109,700 Abercrombie & Fitch Co.                       $7,150,246
220,600 Aeropostale, Inc.                              5,801,780
271,800 American Eagle Outfitters, Inc                 6,245,964
248,122 Ross Stores, Inc.                              7,170,726
514,000 TJX Companies, Inc.                            11,940,220
                                                      $38,308,936
        Internet Retail - 2.5 %
257,667 Expedia, Inc. *                               $6,173,701
257,667 IAC/InterActiveCorp. (b)                       7,294,553
                                                      $13,468,254
        Total Retailing                               $51,777,190
        Food & Drug Retailing - 1.6 %
        Hypermarkets & Supercenters - 1.6 %
297,600 BJ'S Wholesale Club, Inc. *                   $8,797,056
        Total Food & Drug Retailing                   $8,797,056
        Food Beverage & Tobacco - 3.2 %
        Soft Drinks - 3.2 %
229,100 Cott Corp. * (b)                              $3,367,770
196,300 Fomento Economico Mexicano SA de C.V.          14,233,713
                                                      $17,601,483
        Total Food Beverage & Tobacco                 $17,601,483
        Household & Personal Products - 3.9 %
        Personal Products - 3.9 %
153,000 Alberto-Culver Co. (Class B)                  $6,999,750
297,800 Avon Products, Inc.                            8,502,190
170,300 Estee Lauder Co.                               5,701,644
                                                      $21,203,584
        Total Household & Personal Products           $21,203,584
        Health Care Equipment & Services - 15.6 %
        Health Care Equipment - 6.7 %
438,200 Biomet, Inc.                                  $16,024,974
362,500 Boston Scientific Corp. *                      8,877,625
211,400 Respironics Inc.                               7,836,598
101,200 Waters Corp. *                                 3,825,360
                                                      $36,564,557
        Health Care Services - 4.5 %
190,900 DaVita, Inc. *                                $9,667,176
346,300 IMS Health, Inc.                               8,629,796
122,000 Quest Diagnostics, Inc.                        6,280,560
                                                      $24,577,532
        Health Care Supplies - 2.6 %
278,500 Cooper Companies, Inc.                        $14,287,050
        Managed Health Care - 1.8 %
174,600 Coventry Health Care, Inc. *                  $9,945,216
        Total Health Care Equipment & Services        $85,374,355
        Pharmaceuticals & Biotechnology - 12.9 %
        Biotechnology - 4.8 %
389,300 Cubist Pharmaceuticals, Inc. *                $8,272,625
149,400 Charles River Laboratories International, Inc. 6,330,078
90,400  Gilead Sciences, Inc. *                        4,757,752
242,300 Vertex Pharmaceuticals, Inc. *                 6,704,441
                                                      $26,064,896
        Pharmaceuticals - 8.1 %
366,100 Connetics Corp. *  (b)                        $5,290,145
252,400 Endo Pharmaceuticals Holdings, Inc.            7,637,624
547,437 IVAX Corp. (b)                                 17,151,201
450,183 Par Pharmaceutical Co., Inc. * (b)             14,108,735
                                                      $44,187,705
        Total Pharmaceuticals & Biotechnology         $70,252,601
        Banks - 1.3 %
        Thrifts & Mortgage Finance - 1.3 %
178,000 The PMI Group, Inc.                           $7,310,460
        Total Banks                                   $7,310,460
        Insurance - 2.9 %
        Insurance Brokers - 0.8 %
118,200 Aon Corp.                                     $4,249,290
        Multi-Line Insurance - 1.0 %
165,800 Genworth Financial, Inc. (Class A)  (b)       $5,733,364
        Property & Casualty Insurance - 1.0 %
171,200 Axis Capital Holdings, Ltd.                   $5,355,136
        Reinsurance - 0.1 %
21,700  Platinum Underwriter Holdings, Ltd.           $  674,219
        Total Insurance                               $16,012,009
        Software & Services - 8.4 %
        Application Software - 1.1 %
228,700 Amdocs Ltd.                                   $6,289,250
        Data Processing & Outsourced Services - 1.5 %
294,900 Hewitt Associates, Inc. (Class A)             $8,260,149
        Internet Software & Services - 0.8 %
200,200 WebEx Communications, Inc. (b)                $4,330,326
        Systems Software - 5.0 %
846,100 Macrovision Corp. *                           $14,155,253
746,144 Symantec Corp. *                               13,057,520
                                                      $27,212,773
        Total Software & Services                     $46,092,498
        Technology Hardware & Equipment - 7.8 %
        Communications Equipment - 4.2 %
1,365,90Avaya Inc. *                                  $14,574,153
286,100 Plantronics, Inc.                              8,096,630
                                                      $22,670,783
        Computer Hardware - 1.6 %
44,600  Avid Technology, Inc. *                       $2,442,296
167,600 Diebold, Inc.                                  6,368,800
                                                      $8,811,096
        Computer Storage & Peripherals - 2.0 %
108,100 Logitech International SA (A.D.R.) (b)        $5,055,837
136,500 Lexmark International Group, Inc.              6,119,295
                                                      $11,175,132
        Total Technology Hardware & Equipment         $42,657,011
        Semiconductors - 3.2 %
        Semiconductors - 3.2 %
258,300 Linear Technology Corp.                       $9,316,881
252,000 Microchip Technology                           8,101,800
                                                      $17,418,681
        Total Semiconductors                          $17,418,681
        TOTAL COMMON STOCKS
        (Cost $509,658,974)                           $540,081,720

        TEMPORARY CASH INVESTMENT - 9.7%
52,892,1Securities Lending Investment Fund, 4.18%     $52,892,138
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost $52,892,138)                            $52,892,138
        TOTAL INVESTMENTS IN SECURITIES - 108.7%
        (Cost $562,551,112)                           $592,973,858
        OTHER ASSETS AND LIABILITIES - 8.7            $(47,352,567)
        TOTAL NET ASSETS- 100.0%                      $545,621,291


*       Non-income producing
(A.D.R.)American Depositary Receipt
(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $30,422,746 was as follows:
        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost     $68,712,534
        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value      (38,289,788)
        Net unrealized gain                           $30,422,746


(b)     At December 31, 2005, the following securities were out on loan:
Shares                     Security                       Value
111,578 Columbia Sportswear Co.                       $5,325,618
1,200   Connetics Corp. *                                17,340
211,200 Cott Corp.                                     3,104,640
157,000 Gentworth Financial Inc. (Class A) *           5,429,060
244,680 IAC/InterActiveCorp.                           6,926,891
517,000 IVAX Corp. *                                   16,197,610
60,000  Logitech International SA (A.D.R.)             2,806,200
363,000 Par Pharmaceutical Co., Inc. *                 11,376,420
300     UCBH Holdings, Inc.                               6,489
        Total                                         $51,190,268

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.